SCHEDULE OF CONVERTIBLE DEBENTURES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Apr. 28, 2023
Short-Term Debt [Line Items]
Principal Amount			$ 209,497
Interest rate	10.00%	6.00%
Maturity Date	Sep. 12, 2024
Senior Secured Convertible Debenture [Member]
Short-Term Debt [Line Items]
Principal Amount	$ 1,365,000
Senior Secured Convertible Debenture [Member] | September 12, 2024 [Member]
Short-Term Debt [Line Items]
Principal Amount	$ 500,000
Interest rate	10.00%
Maturity Date	Sep. 12, 2024
Senior Secured Convertible Debenture [Member] | September Twelve Twenty Twenty Four One [Member]
Short-Term Debt [Line Items]
Principal Amount	$ 865,000
Interest rate	10.00%
Maturity Date	Sep. 12, 2024